SHAREHOLDERS' EQUITY (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CAD	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2010 CAD	Mar. 31, 2010 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CAD	Jun. 30, 2010 USD ($)	Jun. 30, 2010 CAD
SHAREHOLDERS' EQUITY
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 3,700,000			$ 4,000,000
Number of times per year the employee benefit trust is funded			1			1
Common shares outstanding at June 30, 2011 (in shares)	169,141,820	169,141,820					169,141,820	169,141,820
Employees' stock options (in shares)	9,047,351	9,047,351					9,047,351	9,047,351
Warrants (in shares)	8,600,000	8,600,000					8,600,000	8,600,000
Restricted share unit plan (in shares)	65,941	65,941					65,941	65,941
Maximum number of shares common shares (in shares)	186,855,112	186,855,112					186,855,112	186,855,112
Stock options granted (in shares)	19,000	19,000		40,000	40,000		2,593,785	2,593,785	2,795,080	2,795,080
Stock options granted - exercise price (in Canadian dollars per share)		63.39			63.70			76.46		57.05
Stock options exercised (in shares)	53,169	53,169		226,048	226,048		217,388	217,388	285,373	285,373
Cash received from exercise of stock options (in U.S. dollars)	2,100,000			8,200,000			8,900,000		9,500,000
Stock options cancelled (in shares)	0	0		42,500	42,500		91,750	91,750	53,050	53,050
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		0			57.14			66.87		55.70
Changes in Common Shares
Common shares, beginning of period, amount (in U.S. dollars)			3,078,217,000				3,078,217,000
Common shares, beginning of period (in shares)			168,720,355				168,720,355	168,720,355
Shares issued under Employee Stock Option Plan, amount (in U.S. dollars)							11,168,000
Shares issued under Employee Stock Option Plan (in shares)							217,388	217,388
Shares issued under Incentive Share Purchase Plan, amount (in U.S. dollars)							9,609,000
Shares issued under Incentive Share Purchase Plan (in shares)							146,546	146,546
Shares issued under Dividend Reinvestment Plan, amount (in U.S. dollars)							4,943,000
Shares issued under Dividend Reinvestment Plan (in shares)							80,331	80,331
Common shares, end of period (in U.S. dollars)							3,103,937,000
Common shares, end of period (in shares)							169,164,620	169,164,620
Restricted share unit plan, amount (in U.S. dollars)							(1,796,000)
Restricted share unit plan (in shares)							(22,800)	(22,800)
Common shares, end of period, amount (in U.S. dollars)	3,102,141,000						3,102,141,000
Common shares, end of period (in shares)	169,141,820	169,141,820					169,141,820	169,141,820
Net income per share
Net income	$ 68,825,000			$ 100,360,000			$ 114,089,000		$ 122,692,000
Weighted average number of common shares outstanding - basic (in shares)	169,029,450	169,029,450		156,899,468	156,899,468		168,948,799	168,948,799	156,789,221	156,789,221
Add : Dilutive impact of employee stock options (in shares)	1,086,858	1,086,858		1,047,887	1,047,887		1,086,858	1,086,858	1,047,887	1,047,887
Dilutive impact of warrants (in shares)	2,265,878	2,265,878		1,915,390	1,915,390		2,530,192	2,530,192	1,690,164	1,690,164
Dilutive impact of treasury shares related to restricted share unit plan (in shares)	65,941	65,941		57,468	57,468		65,941	65,941	57,468	57,468
Weighted average number of common shares outstanding - diluted (in shares)	172,448,127	172,448,127		159,920,213	159,920,213		172,631,790	172,631,790	159,584,740	159,584,740
Net income per share - basic (in dollars per share)	$ 0.41			$ 0.64			$ 0.68		$ 0.78
Net income per share - diluted (in dollars per share)	$ 0.40			$ 0.63			$ 0.66		$ 0.77
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)							718,696	718,696